Offerings	Jan. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 201,814,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,870.51
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.500% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2036
Maximum Aggregate Offering Price	$ 548,449,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,740.81
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.875% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.